INCOME TAXES - Expiration dates of tax losses (Details) - TRY (₺) ₺ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Deferred income taxes
Tax losses which the Group has not recognised any deferred income tax asset	₺ 1,363,452	₺ 733,827
Within 1 year
Deferred income taxes
Tax losses which the Group has not recognised any deferred income tax asset	21,255	3,765
Between 1 and 2 years
Deferred income taxes
Tax losses which the Group has not recognised any deferred income tax asset	72,576	27,822
Between 2 and 3 years
Deferred income taxes
Tax losses which the Group has not recognised any deferred income tax asset	119,555	94,996
Between 3 and 4 years
Deferred income taxes
Tax losses which the Group has not recognised any deferred income tax asset	272,005	156,489
Between 4 and 5 years
Deferred income taxes
Tax losses which the Group has not recognised any deferred income tax asset	₺ 878,061	₺ 450,755